Stock-Based Compensation - Schedule of Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Ending balance	3,231,432
2013 Plan and 2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Beginning balance	35,001,146
Options, granted	2,270,858
Options, exercised	(6,574,818)
Options, Cancelled	(21,090)
Options, forfeited	(1,240,777)
Options outstanding, Ending balance	29,435,319	35,001,146
Options, exercisable	15,202,295
Options, vested or expected to vest	29,435,319
Weighted-average exercise price outstanding, Beginning balance	$ 0.80
Weighted-average exercise price, granted	7.70
Weighted-average exercise price, exercised	0.48
Weighted Average Exercise price, Cancelled	1.11
Weighted-average exercise price, forfeited	0.80
Weighted-average exercise price outstanding, Ending balance	1.40	$ 0.80
Weighted-average exercise price, exercisable	0.71
Weighted-average exercise price, vested or expected to vest	$ 1.40
Weighted Average Remaining Contractual Term, Beginning balance	7 years 6 months	7 years 9 months 18 days
Weighted-average remaining contractual term, exercisable	6 years 6 months
Weighted-average remaining contractual term, vested or expected to vest	7 years 6 months
Weighted Average Remaining Contractual Term, Ending balance	7 years 6 months	7 years 9 months 18 days